Consolidated balance sheet $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Current Assets
Cash and cash equivalents	$ 801	$ 3,678
Accounts receivable	2,611	2,427
Inventories	747	771
Other current assets (Note 8)	1,339	1,419
Current assets of discontinued operations (Note 4)	235	3,077
Total current assets	5,733	11,372
Plant, Property and Equipment (Note 9)	77,501	69,451
Net Investment in Leases (Note 10)	2,477	2,263
Equity Investments (Note 11)	10,636	9,240
Restricted Investments	2,998	2,532
Regulatory Assets (Note 13)	2,682	2,330
Goodwill (Note 14)	13,670	12,532
Other Long-Term Assets (Note 15)	2,410	2,881
Long-Term Assets of Discontinued Operations (Note 4)	136	12,433
Total assets	118,243	125,034
Current Liabilities
Notes payable (Note 16)	387	0
Accounts payable and other (Note 17)	5,297	4,305
Dividends payable	874	979
Accrued interest	828	913
Current portion of long-term debt (Note 20)	2,955	2,938
Current liabilities of discontinued operations (Note 4)	170	2,682
Total current liabilities	10,511	11,817
Regulatory Liabilities (Note 13)	5,303	4,703
Other Long-Term Liabilities (Note 18)	1,051	991
Deferred Income Tax Liabilities (Note 19)	6,884	6,972
Long-Term Debt (Note 20)	44,976	49,976
Junior Subordinated Notes (Note 21)	11,048	10,287
Long-Term Liabilities of Discontinued Operations (Note 4)	110	1,280
Total liabilities	79,883	86,026
EQUITY
Common shares, no par value (Note 24)	30,101	30,002
Preferred shares (Note 25)	2,499	2,499
Retained earnings (Accumulated deficit)	(5,241)	(2,997)
Accumulated other comprehensive income (loss) (Note 26)	233	49
Controlling Interests	27,592	29,553
Non-Controlling Interests (Note 23)	10,768	9,455
Total Equity	38,360	39,008
Total Liabilities and Equity	$ 118,243	$ 125,034